Shareholders' Equity - Summary of the Company's Common and Preferred Shares Outstanding (Detail) - shares		7 Months Ended	12 Months Ended
	Aug. 07, 2023	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Boa Vista Servicos S.A [member]
Disclosure In Tabular Form Of Movement In Common Shares And Redeemable Preferred Shares [Line Items]
Beginning of the period		532,222,621	532,222,621	531,330,373
End of the period	529,842,845	529,842,845		532,222,621	531,330,373
Ordinary Shares And Redeemable Preferred Shares [member]
Disclosure In Tabular Form Of Movement In Common Shares And Redeemable Preferred Shares [Line Items]
Beginning of the period		10,000,000	10,000,000	26,441,364	26,160,764
Change in capital			2		280,600
Capital increase			2,171,613
Redeemable Preferred shares				1,313,345
Recapitalization				(17,754,709)
End of the period			12,171,615	10,000,000	26,441,364
Ordinary shares [member]
Disclosure In Tabular Form Of Movement In Common Shares And Redeemable Preferred Shares [Line Items]
End of the period			10,858,270
Ordinary shares [member] | Boa Vista Servicos S.A [member]
Disclosure In Tabular Form Of Movement In Common Shares And Redeemable Preferred Shares [Line Items]
Beginning of the period	532,613,745	532,222,621	532,222,621	531,440,373	520,797,860
Capital increase					2,884,513
stock option					7,758,000
Konduto				391,124
Konduto		391,124		391,124
shares		(2,770,900)
End of the period	529,842,845	529,842,845		532,222,621	531,440,373